Equity (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 23, 2021	Dec. 31, 2022	Mar. 31, 2023	Jan. 03, 2023	Dec. 30, 2022	Nov. 17, 2022	Dec. 31, 2021
Class A shares
Class of Stock [Line Items]
Common stock, shares authorized		797,111,977	797,111,977
Common stock par value (in Dollars per share)		$ 0.01	$ 0.01
Common stock, shares outstanding		57,916,649	57,916,649
Common stock, shares, outstanding, subject to forfeiture (in shares)			3,276,391
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		94,967,039	94,967,039
Common stock par value (in Dollars per share)		$ 0.01	$ 0.01	$ 0.0001
Common stock, shares outstanding		55,032,961	55,032,961	55,032,961
ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Class of Stock [Line Items]
Preference shares, shares authorized		1,000,000					1,000,000
Preference shares, par value (in Dollars per share)		$ 0.0001					$ 0.0001
Common stock par value (in Dollars per share)					$ 0.0001
Common stock, shares issued						43,125,000
Common stock, shares outstanding						43,125,000
Issued and outstanding shares of public offering, percentage		20.00%
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Class A shares
Class of Stock [Line Items]
Common stock, shares authorized		200,000,000					200,000,000
Common stock par value (in Dollars per share)		$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares issued		0					0
Common stock, shares outstanding		0					0
Shares issued		34,500,000					34,500,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000					20,000,000
Common stock par value (in Dollars per share)		$ 0.0001					$ 0.0001
Common stock, shares issued		8,625,000					8,625,000
Common stock, shares outstanding		8,625,000					8,625,000
Shares issued	8,625,000	8,625,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Class B Ordinary Shares [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Founder Shares (in Shares)	1,125,000